Stock-based compensation (PSU Assumptions) (Details 4) - Share Units Plan [Member] - Equity settled awards - PSUs-ROIC - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions
Stock price at grant date	CAD 74.17	CAD 84.55	CAD 76.29
Expected stock price volatility	19.00%	15.00%	15.00%
Expected term (years)	3 years	3 years	2 years
Risk-free interest rate	0.43%	0.45%	1.02%
Dividend rate (in dollars per share)	CAD 1.5	CAD 1.25	CAD 1
Weighted-average grant date fair value	CAD 35.11	CAD 50.87	CAD 66.84